Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 1,102,558	$ 440,000
Collectively Evaluated For Impairment	9,139,412	10,878,371
Total	10,241,970	11,318,371
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	158,791	0
Collectively Evaluated For Impairment	1,547,852	1,521,559
Total	1,706,643	1,521,559
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	103,109	0
Collectively Evaluated For Impairment	744,668	1,001,271
Total	847,777	1,001,271
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	426,658	618,919
Total	426,658	618,919
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	840,658	440,000
Collectively Evaluated For Impairment	6,420,234	7,736,622
Total	$ 7,260,892	$ 8,176,622